Business Combination (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [Abstract]
Acquisition accounting of business combination [Table Text Block]

(3) Acquisition accounting in 2016 (Unit: Korean Won in millions)

	Woori Wealth Bank in Philippines	Woori Bank Vietnam Limited	Total
I. Consideration
Cash and cash equivalents	25,675	155,400	181,075

II. Identifiable assets and liabilities
Cash and Cash equivalents	48,774	—	48,774
AFS financial assets	2,125	—	2,125
Loan and receivables	126,917	155,400	282,317
Property and equipment	651	—	651
Intangible assets	205	—	205
Other assets	8,792	—	8,792

Sub-total	187,464	155,400	342,864

Deposits	148,521	—	148,521
Allowance for credit losses	352	—	352
Other liabilities	3,655	—	3,655

Sub-total	152,528	—	152,528

Fair value of identifiable net asset	34,936	155,400	190,336

III. Non-controlling interest	17,118	—	17,118
IV. Goodwill	7,857	—	7,857